Document and Entity Information	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016
Document and Entity Information:
Entity Registrant Name	APPIPHANY TECHNOLOGIES HOLDINGS CORP
Document Type	S-1
Document Period End Date	Jul. 31, 2016
Amendment Flag	true
Entity Central Index Key	0001490054
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Feb. 24, 2010	Feb. 24, 2010
Trading Symbol	aphd
Amendment Description	We hereby amend this registration statement on such date or dates as may be necessary to delay our effective date until the registrant shall file a further amendment which specifically states that this registration statement shall, thereafter, become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.